Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.3%
Basic Materials — 0.9%
Chemicals — 0.6%
Air Products & Chemicals, Inc.	16	4,661
Albemarle Corp.	9	1,554
Celanese Corp., Class A	7	920
CF Industries Holdings, Inc.	17	1,441
Dow, Inc.	61	3,167
DuPont de Nemours, Inc.	39	2,926
Eastman Chemical Co.	12	946
Ecolab, Inc.	19	3,218
FMC Corp.	14	908
International Flavors & Fragrances, Inc.	20	1,344
Linde plc	39	14,533
LyondellBasell Industries NV, Class A	23	2,163
Mosaic Co. (The)	34	1,205
Nutrien Ltd., (Canada)	33	2,055
PPG Industries, Inc.	20	2,607
RPM International, Inc.	7	701
Sherwin-Williams Co. (The)	19	4,795
Westlake Corp.	5	596

		49,740

Forest Products & Paper — 0.0% (g)
International Paper Co.	30	1,054

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	49	768
Nucor Corp.	21	3,214
Reliance Steel & Aluminum Co.	4	1,108
Steel Dynamics, Inc.	14	1,478

		6,568

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	33	1,500
Barrick Gold Corp., (Canada)	118	1,710
Cameco Corp., (Canada)	29	1,152
First Quantum Minerals Ltd., (Canada)	40	933
Franco-Nevada Corp., (Canada)	13	1,719
Freeport-McMoRan, Inc.	110	4,101
Ivanhoe Mines Ltd., (Canada), Class A (a)	41	351
Kinross Gold Corp., (Canada)	82	373

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Mining — continued
Lundin Mining Corp., (Canada)	44	327
Newmont Corp.	60	2,208
Pan American Silver Corp., (Canada)	24	355
Teck Resources Ltd., (Canada), Class B	31	1,315
Wheaton Precious Metals Corp., (Canada)	30	1,232

		17,276

Total Basic Materials		74,638

Communications — 17.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	65	1,866
Omnicom Group, Inc.	34	2,495
Trade Desk, Inc. (The), Class A (a)	69	5,354

		9,715

Internet — 14.6%
Airbnb, Inc., Class A (a)	94	12,944
Alphabet, Inc., Class A (a)	1,770	231,683
Alphabet, Inc., Class C (a)	1,581	208,425
Amazon.com, Inc. (a)	3,209	407,894
Booking Holdings, Inc. (a)	5	16,419
CDW Corp.	104	20,923
Chewy, Inc., Class A (a)	18	324
DoorDash, Inc., Class A (a)	33	2,651
eBay, Inc.	72	3,186
Etsy, Inc. (a)	21	1,365
Expedia Group, Inc. (a)	21	2,175
F5, Inc. (a)	13	2,026
Gen Digital, Inc.	129	2,287
GoDaddy, Inc., Class A (a)	17	1,294
Match Group, Inc. (a)	73	2,850
MercadoLibre, Inc., (Uruguay) (a)	6	7,929
Meta Platforms, Inc., Class A (a)	637	191,220
Netflix, Inc. (a)	68	25,848
Okta, Inc., Class A (a)	19	1,566
Palo Alto Networks, Inc. (a)	73	17,066
Pinterest, Inc., Class A (a)	168	4,554
Robinhood Markets, Inc., Class A (a)	28	276
Roku, Inc., Class A (a)	20	1,397
Shopify, Inc., (Canada), Class A (a)	80	4,391
Snap, Inc., Class A (a)	291	2,597
Uber Technologies, Inc. (a)	2,254	103,653
VeriSign, Inc. (a)	11	2,298
Zillow Group, Inc., Class C (a)	18	832

		1,280,073

Media — 0.9%
Charter Communications, Inc., Class A (a)	15	6,445
Comcast Corp., Class A	631	27,984
FactSet Research Systems, Inc.	4	1,824

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Media — continued
Fox Corp., Class A	44	1,386
Fox Corp., Class B	30	852
Liberty Broadband Corp., Class C (a)	16	1,477
Liberty Global plc, (United Kingdom), Class C (a)	28	511
Liberty Media Corp-Liberty Formula One, Class C (a)	34	2,125
Liberty Media Corp-Liberty SiriusXM (a)	33	830
News Corp., Class A	72	1,443
Paramount Global, Class B	90	1,155
Quebecor, Inc., (Canada), Class B	10	224
Sirius XM Holdings, Inc.	147	666
Thomson Reuters Corp., (Canada)	11	1,304
Walt Disney Co. (The) (a)	282	22,846
Warner Bros Discovery, Inc. (a)	371	4,033

		75,105

Telecommunications — 1.6%
Arista Networks, Inc. (a)	59	10,940
AT&T, Inc.	1,082	16,247
BCE, Inc., (Canada)	5	189
Cisco Systems, Inc.	937	50,396
Corning, Inc.	624	19,028
Juniper Networks, Inc.	68	1,893
Motorola Solutions, Inc.	38	10,357
Rogers Communications, Inc., (Canada), Class B	24	914
TELUS Corp., (Canada)	31	512
T-Mobile US, Inc. (a)	82	11,416
Verizon Communications, Inc.	639	20,696

		142,588

Total Communications		1,507,481

Consumer Cyclical — 5.3%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	12	170
Delta Air Lines, Inc.	18	675
Southwest Airlines Co.	16	444

		1,289

Apparel — 0.2%
Deckers Outdoor Corp. (a)	3	1,700
Gildan Activewear, Inc., (Canada), Class A	12	333
NIKE, Inc., Class B	178	16,980
VF Corp.	53	935

		19,948

Auto Manufacturers — 1.6%
Cummins, Inc.	12	2,767
Ford Motor Co.	581	7,214
General Motors Co.	206	6,785
Lucid Group, Inc. (a)	129	720
PACCAR, Inc.	44	3,767
Rivian Automotive, Inc., Class A (a)	95	2,311
Tesla, Inc. (a)	452	113,168

		136,732

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	42		4,131
BorgWarner, Inc.	40		1,611
Lear Corp.	10		1,396
Magna International, Inc., (Canada)	18		977

			8,115

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	65		2,801
Fastenal Co.	50		2,735
Ferguson plc, (United Kingdom)	18		2,904
LKQ Corp.	36		1,774
Pool Corp.	5		1,863
Toromont Industries Ltd., (Canada)	5		446
Watsco, Inc.	3		1,210
WW Grainger, Inc.	4		2,594

			16,327

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	28		1,315
DraftKings, Inc., Class A (a)	51		1,506
Live Nation Entertainment, Inc. (a)	25		2,115
Vail Resorts, Inc.	7		1,491

			6,427

Food Service — 0.0% (g)
Aramark	38		1,328

Home Builders — 0.2%
DR Horton, Inc.	43		4,587
Lennar Corp., Class A	35		3,925
NVR, Inc. (a)	—	(h)	2,660
PulteGroup, Inc.	30		2,250

			13,422

Home Furnishings — 0.0% (g)
Whirlpool Corp.	9		1,148

Leisure Time — 0.1%
BRP, Inc., (Canada)	2		182
Carnival Corp. (a)	154		2,109
Royal Caribbean Cruises Ltd. (a)	35		3,220

			5,511

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	38		5,744
Hyatt Hotels Corp., Class A	9		926
Las Vegas Sands Corp.	43		1,953
Marriott International, Inc., Class A	37		7,356
MGM Resorts International	48		1,761
Wynn Resorts Ltd.	14		1,260

			19,000

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — 2.6%
Alimentation Couche-Tard, Inc., (Canada)	52	2,661
AutoZone, Inc. (a)	3	6,429
Bath & Body Works, Inc.	28	948
Best Buy Co., Inc.	31	2,171
Burlington Stores, Inc. (a)	8	1,149
Canadian Tire Corp. Ltd., (Canada), Class A	4	377
CarMax, Inc. (a)	26	1,828
Chipotle Mexican Grill, Inc., Class A (a)	4	7,058
Costco Wholesale Corp.	35	19,862
Darden Restaurants, Inc.	18	2,649
Dick’s Sporting Goods, Inc.	10	1,094
Dollar General Corp.	18	1,869
Dollar Tree, Inc. (a)	18	1,868
Dollarama, Inc., (Canada)	19	1,309
Domino’s Pizza, Inc.	5	1,801
Genuine Parts Co.	19	2,780
Home Depot, Inc. (The)	142	42,916
Lowe’s Cos., Inc.	83	17,165
Lululemon Athletica, Inc., (Canada) (a)	16	6,112
McDonald’s Corp.	103	27,141
O’Reilly Automotive, Inc. (a)	9	7,737
Restaurant Brands International, Inc., (Canada)	20	1,321
Ross Stores, Inc.	47	5,363
Starbucks Corp.	162	14,827
Target Corp.	38	4,184
TJX Cos., Inc. (The)	162	14,370
Tractor Supply Co.	15	3,045
Ulta Beauty, Inc. (a)	7	2,616
Walgreens Boots Alliance, Inc.	67	1,493
Walmart, Inc.	118	18,798
Yum! Brands, Inc.	39	4,870

		227,811

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	20	1,327

Total Consumer Cyclical		458,385

Consumer Non-cyclical — 20.6%
Agriculture — 0.3%
Altria Group, Inc.	135	5,660
Archer-Daniels-Midland Co.	47	3,522
Bunge Ltd.	14	1,556
Darling Ingredients, Inc. (a)	12	603
Philip Morris International, Inc.	120	11,135

		22,476

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 1.8%
Brown-Forman Corp., Class B	81	4,662
Coca-Cola Co. (The)	1,090	60,991
Constellation Brands, Inc., Class A	43	10,930
Keurig Dr Pepper, Inc.	246	7,772
Molson Coors Beverage Co., Class B	53	3,391
Monster Beverage Corp. (a)	207	10,957
PepsiCo., Inc.	367	62,226

		160,929

Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc. (a)	25	4,495
Amgen, Inc.	116	31,105
Biogen, Inc. (a)	32	8,340
BioMarin Pharmaceutical, Inc. (a)	38	3,366
Bio-Rad Laboratories, Inc., Class A (a)	5	1,647
Corteva, Inc.	60	3,046
Gilead Sciences, Inc.	273	20,460
Horizon Therapeutics Plc (a)	46	5,274
Illumina, Inc. (a)	36	4,923
Incyte Corp. (a)	37	2,133
Moderna, Inc. (a)	74	7,655
Regeneron Pharmaceuticals, Inc. (a)	23	19,273
Royalty Pharma plc, Class A	26	715
Seagen, Inc. (a)	31	6,567
United Therapeutics Corp. (a)	11	2,582
Vertex Pharmaceuticals, Inc. (a)	56	19,313

		140,894

Commercial Services — 0.8%
Automatic Data Processing, Inc.	34	8,063
Block, Inc., Class A (a)	57	2,505
Booz Allen Hamilton Holding Corp., Class A	11	1,251
Cintas Corp.	7	3,536
Clarivate plc, (United Kingdom) (a)	23	152
CoStar Group, Inc. (a)	31	2,366
Element Fleet Management Corp., (Canada)	26	373
Equifax, Inc.	11	1,948
FleetCor Technologies, Inc. (a)	7	1,716
Gartner, Inc. (a)	10	3,290
Global Payments, Inc.	26	2,969
MarketAxess Holdings, Inc.	5	1,061
Moody’s Corp.	17	5,313
Nuvei Corp., (Canada)	4	64
Paylocity Holding Corp. (a)	4	680
PayPal Holdings, Inc. (a)	104	6,105
Quanta Services, Inc.	12	2,249
RB Global, Inc., (Canada)	12	765
Robert Half, Inc.	11	792

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Rollins, Inc.	25	938
S&P Global, Inc.	32	11,786
Toast, Inc., Class A (a)	33	619
TransUnion	19	1,356
U-Haul Holding Co., Class B	12	610
United Rentals, Inc.	6	2,683
Verisk Analytics, Inc., Class A	12	2,920

		66,110

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	60	4,283
Estee Lauder Cos., Inc. (The), Class A	18	2,653
Kenvue, Inc.	132	2,655
Procter & Gamble Co. (The)	186	27,139

		36,730

Food — 0.4%
Albertsons Cos., Inc., Class A	34	768
Campbell Soup Co.	21	847
Conagra Brands, Inc.	44	1,208
Empire Co. Ltd., (Canada), Class A	10	266
General Mills, Inc.	50	3,204
George Weston Ltd., (Canada)	4	463
Hershey Co. (The)	11	2,213
Hormel Foods Corp.	26	983
J M Smucker Co. (The)	10	1,196
Kellogg Co.	25	1,503
Kraft Heinz Co. (The)	72	2,434
Kroger Co. (The)	59	2,630
Lamb Weston Holdings, Inc.	8	764
Loblaw Cos. Ltd., (Canada)	11	911
McCormick & Co., Inc.	19	1,420
Metro, Inc., (Canada)	16	808
Mondelez International, Inc., Class A	111	7,679
Saputo, Inc., (Canada)	17	353
Sysco Corp.	42	2,792
Tyson Foods, Inc., Class A	27	1,365

		33,807

Healthcare - Products — 3.0%
Abbott Laboratories	139	13,445
Align Technology, Inc. (a)	6	1,729
Avantor, Inc. (a)	148	3,122
Baxter International, Inc.	36	1,348
Bio-Techne Corp.	36	2,423
Boston Scientific Corp. (a)	110	5,828
Cooper Cos., Inc. (The)	3	1,068
Danaher Corp.	346	85,894
DENTSPLY SIRONA, Inc.	11	368
Edwards Lifesciences Corp. (a)	44	3,026

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Exact Sciences Corp. (a)	41	2,814
GE HealthCare Technologies, Inc.	35	2,370
Hologic, Inc. (a)	18	1,244
IDEXX Laboratories, Inc. (a)	6	2,748
Insulet Corp. (a)	4	694
Intuitive Surgical, Inc. (a)	27	7,940
Medtronic plc, (Ireland)	108	8,438
Repligen Corp. (a)	11	1,819
ResMed, Inc.	10	1,416
Revvity, Inc.	31	3,383
STERIS plc	7	1,603
Stryker Corp.	26	7,216
Teleflex, Inc.	3	573
Thermo Fisher Scientific, Inc.	179	90,536
Waters Corp. (a)	13	3,569
West Pharmaceutical Services, Inc.	17	6,236
Zimmer Biomet Holdings, Inc.	18	2,008

		262,858

Healthcare - Services — 4.1%
Catalent, Inc. (a)	72	3,291
Centene Corp. (a)	128	8,843
Charles River Laboratories International, Inc. (a)	12	2,339
DaVita, Inc. (a)	3	313
Elevance Health, Inc.	55	24,108
HCA Healthcare, Inc.	16	3,856
Humana, Inc.	29	14,174
IQVIA Holdings, Inc. (a)	43	8,472
Laboratory Corp. of America Holdings	7	1,450
Molina Healthcare, Inc. (a)	13	4,425
Quest Diagnostics, Inc.	8	974
UnitedHealth Group, Inc.	566	285,152
Universal Health Services, Inc., Class B	6	709

		358,106

Household Products/Wares — 0.1%
Avery Dennison Corp.	8	1,437
Church & Dwight Co., Inc.	17	1,546
Clorox Co. (The)	8	992
Kimberly-Clark Corp.	26	3,092

		7,067

Pharmaceuticals — 8.1%
AbbVie, Inc.	382	56,982
Becton Dickinson & Co.	22	5,806
Bristol-Myers Squibb Co.	878	50,976
Cardinal Health, Inc.	23	1,974
Cencora, Inc.	15	2,654
Cigna Group (The)	24	6,924
CVS Health Corp.	105	7,300

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
Dexcom, Inc. (a)	28	2,591
Eli Lilly & Co.	334	179,137
Henry Schein, Inc. (a)	12	856
Jazz Pharmaceuticals plc (a)	4	540
Johnson & Johnson	1,007	156,865
McKesson Corp.	11	4,750
Merck & Co., Inc.	1,061	109,244
Neurocrine Biosciences, Inc. (a)	19	2,132
Organon & Co.	87	1,506
Pfizer, Inc.	2,366	78,483
Viatris, Inc.	529	5,218
Zoetis, Inc., Class A	192	33,369

		707,307

Total Consumer Non-cyclical		1,796,284

Energy — 6.3%
Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	33	3,910
First Solar, Inc. (a)	25	4,024
Montauk Renewables, Inc. (a)	7	65
NextEra Energy Partners LP	13	379
SolarEdge Technologies, Inc., (Israel) (a)	13	1,721
Spruce Power Holding Corp. (a)	15	10
Sunnova Energy International, Inc. (a)	15	159

		10,268

Oil & Gas — 4.2%
APA Corp.	77	3,162
ARC Resources Ltd., (Canada)	41	656
Canadian Natural Resources Ltd., (Canada)	74	4,803
Cenovus Energy, Inc., (Canada)	96	1,999
Chesapeake Energy Corp.	30	2,577
Chevron Corp.	436	73,571
ConocoPhillips	294	35,193
Coterra Energy, Inc.	179	4,848
Devon Energy Corp.	158	7,514
Diamondback Energy, Inc.	43	6,649
EOG Resources, Inc.	139	17,637
EQT Corp.	90	3,635
Exxon Mobil Corp.	973	114,463
Hess Corp.	66	10,089
HF Sinclair Corp.	41	2,311
Imperial Oil Ltd., (Canada)	14	846
Marathon Oil Corp.	158	4,232
Marathon Petroleum Corp.	104	15,757
Occidental Petroleum Corp.	162	10,519
Ovintiv, Inc.	68	3,221
Parkland Corp., (Canada)	9	274
Phillips 66	112	13,420

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Pioneer Natural Resources Co.	57	13,141
Suncor Energy, Inc., (Canada)	88	3,042
Texas Pacific Land Corp.	1	2,568
Tourmaline Oil Corp., (Canada)	22	1,087
Valero Energy Corp.	88	12,501

		369,715

Oil & Gas Services — 1.4%
Baker Hughes Co., Class A	245	8,666
Halliburton Co.	224	9,056
Schlumberger NV	1,762	102,703

		120,425

Pipelines — 0.6%
Cheniere Energy, Inc.	58	9,609
Enbridge, Inc., (Canada)	143	4,732
Keyera Corp., (Canada)	15	359
Kinder Morgan, Inc.	480	7,959
ONEOK, Inc.	141	8,916
Pembina Pipeline Corp., (Canada)	37	1,110
Targa Resources Corp.	50	4,323
TC Energy Corp., (Canada)	68	2,348
Williams Cos., Inc. (The)	290	9,780

		49,136

Total Energy		549,544

Financial — 9.8%
Banks — 3.4%
Bank of America Corp.	4,491	122,967
Bank of Montreal, (Canada)	48	4,035
Bank of New York Mellon Corp. (The)	81	3,446
Bank of Nova Scotia (The), (Canada)	80	3,582
Canadian Imperial Bank of Commerce, (Canada)	61	2,345
Citigroup, Inc.	193	7,919
Citizens Financial Group, Inc.	63	1,677
Fifth Third Bancorp	83	2,101
First Citizens BancShares, Inc., Class A	1	1,808
First Horizon Corp.	90	992
Goldman Sachs Group, Inc. (The)	33	10,640
Huntington Bancshares, Inc.	178	1,851
KeyCorp.	133	1,432
M&T Bank Corp.	19	2,454
Morgan Stanley	993	81,082
National Bank of Canada, (Canada)	23	1,506
Northern Trust Corp.	23	1,589
PNC Financial Services Group, Inc. (The)	42	5,142
Regions Financial Corp.	113	1,950
Royal Bank of Canada, (Canada)	93	8,123
State Street Corp.	35	2,365
Toronto-Dominion Bank (The), (Canada)	123	7,428

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Truist Financial Corp.	143	4,083
US Bancorp	159	5,262
Webster Financial Corp.	27	1,086
Wells Fargo & Co.	358	14,630

		301,495

Diversified Financial Services — 2.3%
Ally Financial, Inc.	32	864
American Express Co.	63	9,375
Ameriprise Financial, Inc.	11	3,605
Apollo Global Management, Inc.	43	3,832
BlackRock, Inc., Class A	2	1,222
Brookfield Asset Management Ltd., (Canada), Class A	24	784
Capital One Financial Corp.	40	3,896
Cboe Global Markets, Inc.	12	1,874
Charles Schwab Corp. (The)	148	8,102
CME Group, Inc., Class A	36	7,275
Coinbase Global, Inc., Class A (a)	16	1,186
Discover Financial Services	29	2,539
Franklin Resources, Inc.	34	848
IGM Financial, Inc., (Canada)	6	144
Intercontinental Exchange, Inc.	58	6,418
Invesco Ltd.	44	642
LPL Financial Holdings, Inc.	8	1,889
Mastercard, Inc., Class A	161	63,856
Nasdaq, Inc.	37	1,786
Raymond James Financial, Inc.	22	2,216
SEI Investments Co.	17	1,020
Synchrony Financial	53	1,614
T Rowe Price Group, Inc.	25	2,574
TMX Group Ltd., (Canada)	19	399
Tradeweb Markets, Inc., Class A	14	1,137
Visa, Inc., Class A	317	72,993

		202,090

Insurance — 2.3%
Aflac, Inc.	59	4,539
Allstate Corp. (The)	27	3,047
American Financial Group, Inc.	8	943
American International Group, Inc.	74	4,467
Aon plc, Class A	20	6,520
Arch Capital Group Ltd., (Bermuda) (a)	41	3,251
Arthur J Gallagher & Co.	21	4,827
Assurant, Inc.	6	833
Berkshire Hathaway, Inc., Class B (a)	124	43,538
Brown & Brown, Inc.	27	1,866
Chubb Ltd., (Switzerland)	40	8,411
Cincinnati Financial Corp.	17	1,750
Equitable Holdings, Inc.	45	1,270

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Erie Indemnity Co., Class A	3	907
Everest Group Ltd., (Bermuda)	5	1,887
Fairfax Financial Holdings Ltd., (Canada)	1	1,169
Fidelity National Financial, Inc.	27	1,118
Globe Life, Inc.	12	1,353
Great-West Lifeco, Inc., (Canada)	19	533
Hartford Financial Services Group, Inc. (The)	34	2,393
iA Financial Corp., Inc., (Canada)	7	435
Intact Financial Corp., (Canada)	12	1,714
Loews Corp.	25	1,556
Manulife Financial Corp., (Canada)	123	2,254
Markel Group, Inc. (a)	1	2,006
Marsh & McLennan Cos., Inc.	49	9,279
MetLife, Inc.	67	4,235
Power Corp. of Canada, (Canada)	39	988
Principal Financial Group, Inc.	29	2,082
Progressive Corp. (The)	458	63,862
Prudential Financial, Inc.	37	3,553
Sun Life Financial, Inc., (Canada)	39	1,920
Travelers Cos., Inc. (The)	24	3,974
Willis Towers Watson plc, (United Kingdom)	10	2,101
WR Berkley Corp.	24	1,521

		196,102

Private Equity — 0.3%
Ares Management Corp., Class A	19	1,907
Blackstone, Inc.	110	11,789
Brookfield Corp., (Canada)	94	2,953
Carlyle Group, Inc. (The)	28	837
KKR & Co., Inc.	61	3,766
Onex Corp., (Canada)	5	271

		21,523

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	28	2,054
FirstService Corp., (Canada)	3	390

		2,444

REITS — 1.5%
Alexandria Real Estate Equities, Inc.	12	1,211
American Homes 4 Rent, Class A	23	768
American Tower Corp.	442	72,733
Annaly Capital Management, Inc.	54	1,023
AvalonBay Communities, Inc.	11	1,905
Boston Properties, Inc.	13	762
Camden Property Trust	5	504
Canadian Apartment Properties REIT, (Canada)	5	182
Crown Castle, Inc.	33	3,039
Digital Realty Trust, Inc.	22	2,629
Equinix, Inc.	7	5,228

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Equity LifeStyle Properties, Inc.	12	783
Equity Residential	32	1,867
Essex Property Trust, Inc.	5	1,023
Extra Space Storage, Inc.	14	1,759
Gaming and Leisure Properties, Inc.	17	776
Healthcare Realty Trust, Inc., Class A	11	172
Healthpeak Properties, Inc.	54	986
Host Hotels & Resorts, Inc.	65	1,040
Invitation Homes, Inc.	42	1,319
Iron Mountain, Inc.	21	1,265
Kimco Realty Corp.	56	977
Mid-America Apartment Communities, Inc.	8	997
Prologis, Inc.	71	7,951
Public Storage	12	3,166
Realty Income Corp.	50	2,501
Regency Centers Corp.	11	670
RioCan Real Estate Investment Trust, (Canada)	10	132
SBA Communications Corp., Class A	7	1,409
Simon Property Group, Inc.	27	2,905
Sun Communities, Inc.	9	1,067
UDR, Inc.	16	582
Ventas, Inc.	34	1,453
VICI Properties, Inc., Class A	76	2,204
Welltower, Inc.	38	3,141
Weyerhaeuser Co.	60	1,830
WP Carey, Inc.	17	938

		132,897

Total Financial		856,551

Industrial — 8.2%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	46	8,840
CAE, Inc., (Canada) (a)	21	501
General Dynamics Corp.	20	4,334
HEICO Corp.	2	352
HEICO Corp., Class A	4	498
Howmet Aerospace, Inc.	31	1,423
L3Harris Technologies, Inc.	16	2,821
Lockheed Martin Corp.	19	7,578
Northrop Grumman Corp.	11	5,028
RTX Corp.	118	8,508
TransDigm Group, Inc. (a)	4	3,509

		43,392

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	11	1,369
Carrier Global Corp.	67	3,695
Fortune Brands Innovations, Inc.	14	859
Johnson Controls International plc	59	3,115

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — continued
Lennox International, Inc.	2	820
Martin Marietta Materials, Inc.	6	2,267
Masco Corp.	21	1,114
Mohawk Industries, Inc. (a)	9	787
Owens Corning	9	1,216
Trane Technologies plc, (Ireland)	19	3,923
Vulcan Materials Co.	12	2,330
West Fraser Timber Co. Ltd., (Canada)	4	277

		21,772

Electrical Components & Equipments — 0.1%
AMETEK, Inc.	19	2,880
Emerson Electric Co.	48	4,614
Generac Holdings, Inc. (a)	5	587

		8,081

Electronics — 1.6%
Agilent Technologies, Inc.	69	7,723
Allegion plc, (Ireland)	5	500
Amphenol Corp., Class A	454	38,137
Arrow Electronics, Inc. (a)	46	5,759
Fortive Corp.	30	2,252
Garmin Ltd., (Switzerland)	22	2,353
Honeywell International, Inc.	54	9,900
Hubbell, Inc., Class B	4	1,368
Jabil, Inc.	101	12,852
Keysight Technologies, Inc. (a)	137	18,124
Mettler-Toledo International, Inc. (a)	5	5,449
Sensata Technologies Holding plc	8	301
TE Connectivity Ltd.	242	29,841
Trimble, Inc. (a)	188	10,117

		144,676

Engineering & Construction — 0.1%
AECOM	14	1,130
Jacobs Solutions, Inc.	11	1,535
Stantec, Inc., (Canada)	7	486
Star Group LP	4	52
WSP Global, Inc., (Canada)	8	1,180

		4,383

Environmental Control — 0.1%
GFL Environmental, Inc., (Canada)	16	497
Pentair plc, (United Kingdom)	15	944
Pure Cycle Corp. (a)	3	30
Republic Services, Inc., Class A	18	2,554
Waste Connections, Inc., (Canada)	20	2,664
Waste Management, Inc.	34	5,139

		11,828

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	5	1,329
Stanley Black & Decker, Inc.	15	1,247

		2,576

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	41	11,287

Machinery - Diversified — 0.4%
Cognex Corp.	127	5,409
Deere & Co.	23	8,493
Dover Corp.	13	1,793
Graco, Inc.	12	866
IDEX Corp.	5	1,127
Ingersoll Rand, Inc.	35	2,236
Nordson Corp.	4	807
Otis Worldwide Corp.	31	2,496
Rockwell Automation, Inc.	10	2,823
Toro Co. (The)	9	786
Westinghouse Air Brake Technologies Corp.	17	1,789
Xylem, Inc.	19	1,712

		30,337

Miscellaneous Manufacturers — 0.6%
3M Co.	46	4,318
AO Smith Corp.	12	763
Axon Enterprise, Inc. (a)	4	830
Carlisle Cos., Inc.	4	1,146
Eaton Corp. plc	33	6,937
General Electric Co.	88	9,698
Illinois Tool Works, Inc.	23	5,374
Parker-Hannifin Corp.	10	4,057
Teledyne Technologies, Inc. (a)	36	14,596
Textron, Inc.	17	1,313

		49,032

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	141	1,289
Ball Corp.	29	1,427
CCL Industries, Inc., (Canada), Class B	10	417
Crown Holdings, Inc.	12	1,027
Packaging Corp. of America	9	1,390
Sealed Air Corp.	16	528
Westrock Co.	23	817

		6,895

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	4	878

Transportation — 4.4%
Canadian National Railway Co., (Canada)	38	4,089
Canadian Pacific Kansas City Ltd., (Canada)	62	4,641
CH Robinson Worldwide, Inc.	125	10,750

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
CSX Corp.	3,311	101,825
Expeditors International of Washington, Inc.	158	18,075
FedEx Corp.	244	64,644
JB Hunt Transport Services, Inc.	8	1,516
Knight-Swift Transportation Holdings, Inc., Class A	17	857
Norfolk Southern Corp.	19	3,797
Old Dominion Freight Line, Inc.	8	3,431
TFI International, Inc., (Canada)	5	667
Union Pacific Corp.	49	9,989
United Parcel Service, Inc., Class B	1,025	159,778

		384,059

Total Industrial		719,196

Technology — 28.6%
Computers — 8.2%
Accenture plc, (Ireland), Class A	81	24,842
Apple, Inc.	3,604	617,009
CGI, Inc., (Canada), Class A (a)	14	1,400
Cognizant Technology Solutions Corp., Class A	66	4,475
Crowdstrike Holdings, Inc., Class A (a)	53	8,948
Dell Technologies, Inc., Class C	63	4,313
EPAM Systems, Inc. (a)	7	1,879
Fortinet, Inc. (a)	185	10,880
Hewlett Packard Enterprise Co.	310	5,383
HP, Inc.	211	5,411
International Business Machines Corp.	117	16,443
Leidos Holdings, Inc.	13	1,217
NetApp, Inc.	47	3,576
Seagate Technology Holdings plc	41	2,685
Super Micro Computer, Inc. (a)	11	3,112
Western Digital Corp. (a)	78	3,562
Zscaler, Inc. (a)	20	3,137

		718,272

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	39	9,119

Semiconductors — 7.6%
Advanced Micro Devices, Inc. (a)	396	40,683
Analog Devices, Inc.	123	21,506
Applied Materials, Inc.	205	28,333
Broadcom, Inc.	101	83,904
Entegris, Inc.	36	3,342
Intel Corp.	1,026	36,476
KLA Corp.	33	15,270
Lam Research Corp.	33	20,584
Lattice Semiconductor Corp. (a)	30	2,589
Marvell Technology, Inc.	210	11,391
Microchip Technology, Inc.	133	10,414

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
Micron Technology, Inc.	271	18,468
Monolithic Power Systems, Inc.	10	4,779
NVIDIA Corp.	604	262,711
NXP Semiconductors NV, (Netherlands)	64	12,767
ON Semiconductor Corp. (a)	106	9,841
Qorvo, Inc. (a)	23	2,153
QUALCOMM, Inc.	274	30,392
Skyworks Solutions, Inc.	41	4,016
Teradyne, Inc.	37	3,695
Texas Instruments, Inc.	221	35,136
Wolfspeed, Inc. (a)	29	1,115

		659,565

Software — 12.7%
Activision Blizzard, Inc.	123	11,510
Adobe, Inc. (a)	109	55,521
Akamai Technologies, Inc. (a)	22	2,351
ANSYS, Inc. (a)	21	6,298
Aspen Technology, Inc. (a)	8	1,589
Atlassian Corp., (Australia), Class A (a)	36	7,318
Autodesk, Inc. (a)	50	10,309
Bentley Systems, Inc., Class B	45	2,278
BILL Holdings, Inc. (a)	22	2,399
Broadridge Financial Solutions, Inc.	11	1,924
Cadence Design Systems, Inc. (a)	65	15,146
Ceridian HCM Holding, Inc. (a)	13	906
Cloudflare, Inc., Class A (a)	34	2,129
Confluent, Inc., Class A (a)	37	1,086
Constellation Software, Inc., (Canada)	1	2,787
Datadog, Inc., Class A (a)	60	5,470
Descartes Systems Group, Inc. (The), (Canada) (a)	6	416
DocuSign, Inc., Class A (a)	49	2,071
Dropbox, Inc., Class A (a)	58	1,593
Dynatrace, Inc. (a)	62	2,901
Electronic Arts, Inc.	41	4,945
Fair Isaac Corp. (a)	6	4,952
Fidelity National Information Services, Inc.	60	3,311
Fiserv, Inc. (a)	61	6,913
HubSpot, Inc. (a)	12	5,735
Intuit, Inc.	67	34,221
Jack Henry & Associates, Inc.	8	1,235
Manhattan Associates, Inc. (a)	14	2,797
Microsoft Corp.	2,163	683,058
MongoDB, Inc., Class A (a)	9	3,099
MSCI, Inc., Class A	8	3,966
Open Text Corp., (Canada)	18	639
Oracle Corp.	390	41,291
Palantir Technologies, Inc., Class A (a)	444	7,105

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Paychex, Inc.	28	3,220
Paycom Software, Inc.	5	1,209
PTC, Inc. (a)	26	3,627
ROBLOX Corp., Class A (a)	64	1,840
Roper Technologies, Inc.	26	12,572
Salesforce, Inc. (a)	233	47,231
ServiceNow, Inc. (a)	49	27,351
Snowflake, Inc., Class A (a)	33	5,104
Splunk, Inc. (a)	36	5,290
SS&C Technologies Holdings, Inc.	22	1,159
Synopsys, Inc. (a)	37	16,754
Take-Two Interactive Software, Inc. (a)	27	3,763
Twilio, Inc., Class A (a)	22	1,315
Tyler Technologies, Inc. (a)	10	3,955
UiPath, Inc., Class A (a)	84	1,439
Unity Software, Inc. (a)	58	1,819
Veeva Systems, Inc., Class A (a)	11	2,225
VMware, Inc., Class A (a)	65	10,875
Workday, Inc., Class A (a)	50	10,788
Zoom Video Communications, Inc., Class A (a)	57	4,019
ZoomInfo Technologies, Inc., Class A (a)	75	1,234

		1,106,058

Total Technology		2,493,014

Utilities — 2.4%
Electric — 2.2%
AES Corp. (The)	144	2,187
Algonquin Power & Utilities Corp., (Canada)	44	259
ALLETE, Inc.	8	434
Alliant Energy Corp.	50	2,408
Altus Power, Inc., Class A (a)	9	49
Ameren Corp.	57	4,271
American Electric Power Co., Inc.	118	8,853
Avangrid, Inc.	11	334
Avista Corp.	11	341
Black Hills Corp.	10	487
Brookfield Renewable Corp., Class A	9	218
CenterPoint Energy, Inc.	135	3,632
Clearway Energy, Inc., Class A	5	94
Clearway Energy, Inc., Class C	12	252
CMS Energy Corp.	63	3,350
Consolidated Edison, Inc.	78	6,655
Constellation Energy Corp.	74	8,059
Dominion Energy, Inc.	191	8,546
DTE Energy Co.	48	4,718
Duke Energy Corp.	174	15,357
Edison International	87	5,529
Emera, Inc., (Canada)	18	641

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Entergy Corp.	49	4,559
Evergy, Inc.	51	2,579
Eversource Energy	80	4,636
Exelon Corp.	223	8,412
FirstEnergy Corp.	118	4,035
Fortis, Inc., (Canada)	32	1,234
Genie Energy Ltd., Class B	3	47
Hawaiian Electric Industries, Inc.	16	196
Hydro One Ltd., (Canada) (e)	22	559
IDACORP, Inc.	7	681
MGE Energy, Inc.	5	355
NextEra Energy, Inc.	447	25,625
Northland Power, Inc., (Canada)	17	274
NorthWestern Corp.	9	413
NRG Energy, Inc.	52	2,004
OGE Energy Corp.	29	959
Ormat Technologies, Inc.	8	538
Otter Tail Corp.	5	409
PG&E Corp. (a)	432	6,960
Pinnacle West Capital Corp.	16	1,197
PNM Resources, Inc.	12	523
Portland General Electric Co.	14	561
PPL Corp.	157	3,710
Public Service Enterprise Group, Inc.	112	6,391
Sempra	141	9,574
Southern Co. (The)	243	15,729
Unitil Corp.	2	98
Via Renewables, Inc., Class A	1	4
Vistra Corp.	73	2,414
WEC Energy Group, Inc.	69	5,547
Xcel Energy, Inc.	125	7,164

		194,061

Gas — 0.1%
AltaGas Ltd., (Canada)	19	362
Atmos Energy Corp.	29	3,107
Canadian Utilities Ltd., (Canada), Class A	9	187
Chesapeake Utilities Corp.	3	252
National Fuel Gas Co.	13	649
New Jersey Resources Corp.	14	565
NiSource, Inc.	80	1,982
Northwest Natural Holding Co.	5	197
ONE Gas, Inc.	8	543
RGC Resources, Inc.	1	21
Southwest Gas Holdings, Inc.	10	618
Spire, Inc.	8	441
UGI Corp.	30	690

		9,614

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)
Common Stocks — continued
Water — 0.1%
American States Water Co.		5		417
American Water Works Co., Inc.		41		5,066
Artesian Resources Corp., Class A		1		57
Cadiz, Inc. (a)		6		21
California Water Service Group		8		380
Consolidated Water Co. Ltd., (Cayman Islands)		2		63
Essential Utilities, Inc.		50		1,729
Middlesex Water Co.		3		170
SJW Group		4		259
York Water Co. (The)		2		80

				8,242

Total Utilities				211,917

Total Common Stocks (Cost $7,448,873)				8,667,010

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc., (Canada), expiring 03/31/2040 (a) (bb)		1
(Cost $0)				—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.0%
Time Deposits — 1.0%
Australia & New Zealand Banking Group Ltd., 4.68%, 10/02/2023		1,953		1,953
Brown Brothers Harriman, 4.68%, 10/02/2023		—	(h)	—	(h)
Citibank NA, 4.68%, 10/02/2023		11,923		11,923
Royal Bank of Canada, 3.80%, 10/03/2023	CAD	704		518
Skandinaviska Enskilda Banken AB, 4.68%, 10/02/2023		43,241		43,241
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023		30,184		30,184

Total Short-Term Investments (Cost $87,819)				87,819

Total Investments — 100.3% (Cost - $7,536,692) *				8,754,829
Liabilities in Excess of Other Assets — (0.3)%				(29,201)

NET ASSETS — 100.0%				$8,725,628

Percentages indicated are based on net assets

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Discretionary Select Sector Index	7	12/2023	USD	1,145	5
E-mini Consumer Staples Select Sector Index	8	12/2023	USD	583	(24)
E-mini Energy Select Sector Index	19	12/2023	USD	1,848	(32)
E-mini Financial Select Sector Index	5	12/2023	USD	532	(17)
E-mini Health Care Select Sector Index	24	12/2023	USD	3,202	(53)
E-mini Technology Select Sector Index	17	12/2023	USD	2,900	(64)
E-mini Utilities Select Sector Index	14	12/2023	USD	897	(59)
Micro E-mini NASDAQ 100 Index	359	12/2023	USD	10,966	(292)
Micro E-mini Russell 2000 Index	3	12/2023	USD	27	— (h)
Micro E-mini S&P 500 Index	149	12/2023	USD	3,368	(145)
S&P 500 E-mini Index	127	12/2023	USD	28,225	(758)
S&P Toronto Stock Exchange 60 Index	4	12/2023	CAD	707	(14)

Total unrealized appreciation (depreciation)					(1,453)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	14.7%
Software	12.7%
Computers	8.2%
Pharmaceuticals	8.1%
Semiconductors	7.5%
Transportation	4.4%
Oil & Gas	4.2%
Healthcare - Services	4.1%
Banks	3.4%
Healthcare - Products	3.0%
Retail	2.6%
Diversified Financial Services	2.3%
Insurance	2.2%
Electric	2.2%
Beverages	1.8%
Electronics	1.7%
Telecommunications	1.6%
Biotechnology	1.6%
Auto Manufacturers	1.6%
REITS	1.5%
Oil & Gas Services	1.4%
Others (Each less than 1.0%)	8.2%
Short-Term Investments	1.0%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.4%
Australia — 3.2%
Ampol Ltd.	29	635
APA Group	156	831
Aristocrat Leisure Ltd.	74	1,933
ASX Ltd.	25	929
Aurizon Holdings Ltd.	228	510
ANZ Group Holdings Ltd.	377	6,188
BHP Group Ltd.	637	17,883
BlueScope Steel Ltd.	58	715
Brambles Ltd.	175	1,606
Cochlear Ltd.	8	1,359
Coles Group Ltd.	168	1,673
Commonwealth Bank of Australia	211	13,456
Computershare Ltd.	72	1,208
CSL Ltd.	61	9,778
Dexus	130	607
EBOS Group Ltd.	19	390
Endeavour Group Ltd.	177	597
Fortescue Metals Group Ltd.	213	2,836
Goodman Group	213	2,921
GPT Group (The)	230	573
IDP Education Ltd.	31	430
IGO Ltd.	86	694
Insurance Australia Group Ltd.	308	1,116
Lendlease Corp. Ltd.	87	397
Lottery Corp. Ltd (The)	275	830
Macquarie Group Ltd.	47	4,986
Medibank Pvt Ltd.	350	773
Mineral Resources Ltd.	22	949
Mirvac Group	481	654
National Australia Bank Ltd.	394	7,317
Newcrest Mining Ltd.	112	1,765
Northern Star Resources Ltd.	145	965
Orica Ltd.	58	577
Origin Energy Ltd.	217	1,222
Pilbara Minerals Ltd.	341	931
Qantas Airways Ltd. (a)	107	354
QBE Insurance Group Ltd.	188	1,881
Ramsay Health Care Ltd.	23	765

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Australia — continued
REA Group Ltd.	7		657
Reece Ltd.	29		340
Rio Tinto Ltd.	47		3,365
Santos Ltd.	406		2,044
Scentre Group	636		999
SEEK Ltd.	45		637
Sonic Healthcare Ltd.	56		1,071
South32 Ltd.	570		1,232
Stockland	295		738
Suncorp Group Ltd.	162		1,445
Telstra Group Ltd.	510		1,261
Transurban Group	385		3,129
Treasury Wine Estates Ltd.	90		714
Vicinity Ltd.	469		508
Washington H Soul Pattinson & Co. Ltd.	30		618
Wesfarmers Ltd.	143		4,829
Westpac Banking Corp.	441		5,956
WiseTech Global Ltd.	21		872
Woodside Energy Group Ltd.	238		5,539
Woolworths Group Ltd.	153		3,666

			132,854

Austria — 0.3%
Erste Group Bank AG	126		4,355
OMV AG	57		2,719
Verbund AG	29		2,356
voestalpine AG	80		2,168

			11,598

Belgium — 1.8%
Ageas SA	59		2,426
Anheuser-Busch InBev SA	993		55,027
D’ieteren Group	1		186
Elia Group SA	13		1,239
Groupe Bruxelles Lambert NV	35		2,594
KBC Group NV	92		5,723
Lotus Bakeries NV	—	(h)	1,870
Sofina SA	6		1,122
Solvay SA	4		442
UCB SA	44		3,590
Umicore SA	12		277
Warehouses De Pauw CVA	9		228

			74,724

Canada — 1.0%
Agnico Eagle Mines Ltd.	12		541
Air Canada (a)	4		60
Algonquin Power & Utilities Corp.	16		94
Alimentation Couche-Tard, Inc.	19		959
AltaGas Ltd.	7		131

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
ARC Resources Ltd.	15		236
Bank of Montreal	17		1,455
Bank of Nova Scotia (The)	29		1,292
Barrick Gold Corp.	42		617
BCE, Inc.	2		67
Brookfield Asset Management Ltd., Class A	8		283
Brookfield Corp.	34		1,064
BRP, Inc.	1		66
CAE, Inc. (a)	8		180
Cameco Corp.	10		415
Canadian Apartment Properties REIT	2		66
Canadian Imperial Bank of Commerce	22		846
Canadian National Railway Co.	14		1,474
Canadian Natural Resources Ltd.	27		1,732
Canadian Pacific Kansas City Ltd.	23		1,673
Canadian Tire Corp. Ltd., Class A	1		137
Canadian Utilities Ltd., Class A	3		67
CCL Industries, Inc., Class B	4		151
Cenovus Energy, Inc.	35		721
CGI, Inc. (a)	5		505
Constellation Software, Inc.	—	(h)	1,005
Descartes Systems Group, Inc. (The) (a)	2		151
Dollarama, Inc.	7		472
Element Fleet Management Corp.	9		135
Emera, Inc.	7		230
Empire Co. Ltd., Class A	4		96
Enbridge, Inc.	51		1,706
Fairfax Financial Holdings Ltd.	1		421
First Quantum Minerals Ltd.	14		337
FirstService Corp.	1		142
Fortis, Inc.	12		445
Franco-Nevada Corp.	5		620
George Weston Ltd.	2		167
GFL Environmental, Inc.	6		178
Gildan Activewear, Inc., Class A	4		121
Great-West Lifeco, Inc.	7		193
Hydro One Ltd. (e)	8		203
iA Financial Corp., Inc.	2		156
IGM Financial, Inc.	2		51
Imperial Oil Ltd.	5		305
Intact Financial Corp.	4		618
Ivanhoe Mines Ltd., Class A (a)	15		126
Keyera Corp.	6		130
Kinross Gold Corp.	30		135
Loblaw Cos. Ltd.	4		328
Lundin Mining Corp.	16		118
Magna International, Inc.	7		352

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Manulife Financial Corp.	44	813
Metro, Inc.	6	291
National Bank of Canada	8	543
Northland Power, Inc.	6	100
Nutrien Ltd.	12	741
Nuvei Corp.	1	22
Onex Corp.	2	98
Open Text Corp.	7	230
Pan American Silver Corp.	9	128
Parkland Corp.	3	100
Pembina Pipeline Corp.	13	400
Power Corp. of Canada	14	356
Quebecor, Inc., Class B	4	79
RB Global, Inc.	4	275
Restaurant Brands International, Inc.	7	476
RioCan Real Estate Investment Trust	4	47
Rogers Communications, Inc., Class B	9	329
Royal Bank of Canada	34	2,929
Saputo, Inc.	6	128
Shopify, Inc., Class A (a)	29	1,583
Stantec, Inc.	3	174
Sun Life Financial, Inc.	14	692
Suncor Energy, Inc.	32	1,097
TC Energy Corp.	25	847
Teck Resources Ltd., Class B	11	474
TELUS Corp.	11	186
TFI International, Inc.	2	240
Thomson Reuters Corp.	4	470
TMX Group Ltd.	7	145
Toromont Industries Ltd.	2	162
Toronto-Dominion Bank (The)	44	2,678
Tourmaline Oil Corp.	8	392
West Fraser Timber Co. Ltd.	1	99
Wheaton Precious Metals Corp.	11	444
WSP Global, Inc.	3	425

		41,966

Chile — 0.1%
Antofagasta plc	272	4,723

China — 0.0% (g)
Silergy Corp.	47	446

Denmark — 3.9%
AP Moller - Maersk A/S, Class A	1	1,874
AP Moller - Maersk A/S, Class B	2	3,060
Carlsberg A/S, Class B	112	14,179
Chr Hansen Holding A/S	6	352

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Denmark — continued
Coloplast A/S, Class B	7	789
Danske Bank A/S	253	5,879
Demant A/S (a)	5	222
DSV A/S	65	12,158
Genmab A/S (a)	3	1,238
Novo Nordisk A/S, Class B	1,133	103,138
Novozymes A/S, Class B	11	443
Orsted AS (e)	80	4,351
Pandora A/S	52	5,389
ROCKWOOL A/S, Class B	3	779
Tryg A/S	129	2,361
Vestas Wind Systems A/S (a)	354	7,583

		163,795

Finland — 0.9%
Elisa OYJ	8	361
Fortum OYJ	190	2,206
Kesko OYJ, Class B	15	274
Kone OYJ, Class B	119	5,027
Metso Oyj	232	2,437
Neste OYJ	22	754
Nokia OYJ	286	1,076
Nordea Bank Abp	1,181	12,953
Orion OYJ, Class B	37	1,456
Sampo OYJ, Class A	169	7,291
Stora Enso Oyj, Class R	32	398
UPM-Kymmene OYJ	29	985
Wartsila OYJ Abp	167	1,893

		37,111

France — 14.9%
Accor SA	10	340
Aeroports de Paris SA	10	1,227
Air Liquide SA	28	4,733
Airbus SE	208	27,811
Alstom SA	100	2,372
Amundi SA (e)	22	1,250
Arkema SA	3	310
AXA SA	673	19,968
BioMerieux	2	204
BNP Paribas SA	385	24,466
Bollore SE	39	208
Bouygues SA	67	2,341
Bureau Veritas SA	103	2,566
Capgemini SE	9	1,544
Carrefour SA	32	542
Cie de Saint-Gobain SA	162	9,704
Cie Generale des Etablissements Michelin SCA	36	1,107
Covivio SA	3	120

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Credit Agricole SA	445	5,468
Danone SA	364	20,100
Dassault Aviation SA	7	1,366
Dassault Systemes SE	36	1,336
Edenred SE	92	5,735
Eiffage SA	26	2,465
Engie SA	775	11,884
EssilorLuxottica SA	16	2,751
Eurazeo SE	16	950
Gecina SA	3	264
Getlink SE	126	2,006
Hermes International SCA	20	35,724
Ipsen SA	13	1,701
Kering SA	46	20,931
Klepierre SA	12	292
La Francaise des Jeux SAEM (e)	5	174
Legrand SA	94	8,600
L’Oreal SA	13	5,362
LVMH Moet Hennessy Louis Vuitton SE	171	128,979
Orange SA	100	1,146
Pernod Ricard SA	234	38,909
Publicis Groupe SA	12	933
Remy Cointreau SA	26	3,177
Renault SA	10	426
Safran SA	120	18,775
Sanofi	394	42,345
Sartorius Stedim Biotech	2	359
Schneider Electric SE	191	31,433
SEB SA	1	134
Societe Generale SA	267	6,455
Sodexo SA	5	489
STMicroelectronics NV	577	24,897
Teleperformance SE	21	2,599
Thales SA	37	5,186
TotalEnergies SE	866	56,967
Unibail-Rodamco-Westfield (a)	7	321
Valeo SE	11	181
Veolia Environnement SA	287	8,294
Vinci SA	186	20,609
Vivendi SE	36	320
Wendel SE	10	776
Worldline SA (a) (e)	88	2,474

		624,106

Germany — 10.8%
adidas AG	100	17,584
Allianz SE (Registered)	148	35,199
BASF SE	48	2,171

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
Bayer AG (Registered)	341		16,377
Bayerische Motoren Werke AG	16		1,640
Bechtle AG	5		220
Beiersdorf AG	5		688
Brenntag SE	52		3,994
Carl Zeiss Meditec AG	2		178
Commerzbank AG	390		4,424
Continental AG	6		418
Covestro AG (a) (e)	10		555
Daimler Truck Holding AG	173		5,997
Delivery Hero SE (a) (e)	10		272
Deutsche Bank AG (Registered)	710		7,806
Deutsche Boerse AG	70		12,045
Deutsche Lufthansa AG (Registered) (a)	210		1,661
Deutsche Post AG (Registered)	347		14,098
Deutsche Telekom AG (Registered)	174		3,648
E.ON SE	947		11,196
Evonik Industries AG	11		195
Fresenius Medical Care AG & Co. KGaA	11		473
Fresenius SE & Co. KGaA	23		719
GEA Group AG	54		1,987
Hannover Rueck SE	22		4,842
Heidelberg Materials AG	8		596
HelloFresh SE (a)	8		247
Henkel AG & Co. KGaA	6		357
Infineon Technologies AG	1,104		36,552
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	26		1,628
LEG Immobilien SE (a)	4		284
Mercedes-Benz Group AG	43		2,996
Merck KGaA	45		7,469
MTU Aero Engines AG	19		3,415
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	50		19,492
Nemetschek SE	69		4,188
Puma SE	65		4,047
Rational AG	2		1,129
Rheinmetall AG	15		3,923
RWE AG	267		9,914
SAP SE	1,240		160,528
Scout24 SE (e)	4		292
Siemens AG (Registered)	266		38,069
Siemens Energy AG (a)	182		2,372
Siemens Healthineers AG (e)	15		779
Symrise AG, Class A	7		668
Talanx AG	23		1,467
Telefonica Deutschland Holding AG	47		83

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Volkswagen AG	2	198
Vonovia SE	39	928
Wacker Chemie AG	1	132
Zalando SE (a) (e)	12	273

		450,413

Hong Kong — 1.3%
AIA Group Ltd.	1,456	11,778
BOC Hong Kong Holdings Ltd.	472	1,289
Budweiser Brewing Co. APAC Ltd. (e)	224	440
CK Asset Holdings Ltd.	251	1,318
CK Hutchison Holdings Ltd.	339	1,800
CK Infrastructure Holdings Ltd.	82	385
CLP Holdings Ltd.	207	1,529
ESR Group Ltd. (e)	291	407
Futu Holdings Ltd., ADR (a)	7	402
Galaxy Entertainment Group Ltd.	278	1,664
Hang Lung Properties Ltd.	234	320
Hang Seng Bank Ltd.	99	1,227
Henderson Land Development Co. Ltd.	184	483
HKT Trust & HKT Ltd.	482	503
Hong Kong & China Gas Co. Ltd.	1,419	987
Hong Kong Exchanges & Clearing Ltd.	140	5,203
Hongkong Land Holdings Ltd.	139	495
Jardine Matheson Holdings Ltd.	20	927
Link REIT	321	1,568
MTR Corp. Ltd.	204	804
New World Development Co. Ltd.	193	374
Power Assets Holdings Ltd.	178	857
Prudential plc	1,008	10,840
Sino Land Co. Ltd.	474	533
SITC International Holdings Co. Ltd.	170	285
Sun Hung Kai Properties Ltd.	184	1,963
Swire Pacific Ltd., Class A	55	367
Swire Properties Ltd.	158	328
Techtronic Industries Co. Ltd.	173	1,665
WH Group Ltd. (e)	1,061	555
Wharf Real Estate Investment Co. Ltd.	212	817
Xinyi Glass Holdings Ltd.	216	278

		52,391

Ireland — 1.0%
AerCap Holdings NV (a)	61	3,825
AIB Group plc	530	2,377
Bank of Ireland Group plc	385	3,766
CRH plc	39	2,152
DCC plc	35	1,951
Experian plc	323	10,560
Flutter Entertainment plc (a)	9	1,546

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Ireland — continued
James Hardie Industries plc, CDI (a)	55	1,449
Kerry Group plc, Class A	90	7,548
Kingspan Group plc	54	4,041
Smurfit Kappa Group plc	14	462

		39,677

Italy — 2.7%
Amplifon SpA	6	187
Assicurazioni Generali SpA	372	7,587
Bio On SpA (a) (bb) (cc)	1	—
Davide Campari-Milano NV	598	7,039
DiaSorin SpA	1	126
Enel SpA	3,434	21,060
Eni SpA	911	14,628
Ferrari NV	7	1,995
FinecoBank Banca Fineco SpA	224	2,706
Infrastrutture Wireless Italiane SpA (e)	17	203
Intesa Sanpaolo SpA	5,691	14,576
Mediobanca Banca di Credito Finanziario SpA	203	2,676
Moncler SpA	127	7,376
Nexi SpA (a) (e)	220	1,341
Poste Italiane SpA (e)	193	2,023
Prysmian SpA	92	3,686
Recordati Industria Chimica e Farmaceutica SpA	37	1,724
Snam SpA	897	4,208
Telecom Italia SpA (a)	505	158
Terna - Rete Elettrica Nazionale	606	4,555
UniCredit SpA	676	16,111

		113,965

Japan — 6.9%
Advantest Corp.	66	1,830
Aeon Co. Ltd.	56	1,101
AGC, Inc.	17	578
Aisin Corp.	13	472
Ajinomoto Co., Inc.	38	1,477
ANA Holdings, Inc. (a)	14	283
Asahi Group Holdings Ltd.	41	1,532
Asahi Intecc Co. Ltd.	19	332
Asahi Kasei Corp.	107	672
Astellas Pharma, Inc.	154	2,132
Azbil Corp.	10	299
Bandai Namco Holdings, Inc.	51	1,039
BayCurrent Consulting, Inc.	11	377
Bridgestone Corp.	49	1,894
Brother Industries Ltd.	20	319
Canon, Inc.	85	2,052
Capcom Co. Ltd.	15	529
Central Japan Railway Co.	62	1,496

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Chiba Bank Ltd. (The)	45		328
Chubu Electric Power Co., Inc.	55		698
Chugai Pharmaceutical Co. Ltd.	57		1,761
Concordia Financial Group Ltd.	90		411
CyberAgent, Inc.	37		197
Dai Nippon Printing Co. Ltd.	19		487
Daifuku Co. Ltd.	26		487
Dai-ichi Life Holdings, Inc.	80		1,654
Daiichi Sankyo Co. Ltd.	158		4,312
Daikin Industries Ltd.	22		3,512
Daito Trust Construction Co. Ltd.	5		548
Daiwa House Industry Co. Ltd.	51		1,355
Daiwa House REIT Investment Corp., Class A	—	(h)	332
Daiwa Securities Group, Inc.	114		655
Denso Corp.	148		2,368
Dentsu Group, Inc.	17		509
Disco Corp.	8		1,460
East Japan Railway Co.	26		1,471
Eisai Co. Ltd.	21		1,186
ENEOS Holdings, Inc.	245		966
FANUC Corp.	81		2,109
Fast Retailing Co. Ltd.	15		3,224
Fuji Electric Co. Ltd.	11		486
FUJIFILM Holdings Corp.	32		1,840
Fujitsu Ltd.	15		1,752
GLP J-Reit	—	(h)	356
GMO Payment Gateway, Inc.	4		196
Hakuhodo DY Holdings, Inc.	18		150
Hamamatsu Photonics KK	12		505
Hankyu Hanshin Holdings, Inc.	20		665
Hikari Tsushin, Inc.	2		259
Hirose Electric Co. Ltd.	3		301
Hitachi Construction Machinery Co. Ltd.	9		279
Hitachi Ltd.	80		4,946
Honda Motor Co. Ltd.	393		4,421
Hoshizaki Corp.	9		323
Hoya Corp.	30		3,083
Hulic Co. Ltd.	33		293
Ibiden Co. Ltd.	10		509
Idemitsu Kosan Co. Ltd.	17		378
Iida Group Holdings Co. Ltd.	13		222
Inpex Corp.	83		1,240
Isuzu Motors Ltd.	50		625
ITOCHU Corp.	101		3,658
Japan Airlines Co. Ltd.	12		239
Japan Exchange Group, Inc.	43		793
Japan Metropolitan Fund Invest	1		387

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Japan Post Bank Co. Ltd.	123		1,072
Japan Post Holdings Co. Ltd.	192		1,532
Japan Post Insurance Co. Ltd.	16		276
Japan Real Estate Investment Corp.	—	(h)	425
Japan Tobacco, Inc.	102		2,351
JFE Holdings, Inc.	42		614
JSR Corp.	15		402
Kajima Corp.	36		586
Kansai Electric Power Co., Inc. (The)	60		831
KAO Corp.	40		1,471
Kawasaki Kisen Kaisha Ltd.	12		403
KDDI Corp.	128		3,903
Keio Corp.	9		303
Keisei Electric Railway Co. Ltd.	11		381
Keyence Corp.	17		6,139
Kikkoman Corp.	12		608
Kintetsu Group Holdings Co. Ltd.	15		437
Kirin Holdings Co. Ltd.	66		925
Kobayashi Pharmaceutical Co. Ltd.	4		192
Kobe Bussan Co. Ltd.	13		297
Koei Tecmo Holdings Co. Ltd.	10		142
Koito Manufacturing Co. Ltd.	18		268
Komatsu Ltd.	79		2,120
Konami Group Corp.	9		453
Kose Corp.	3		203
Kubota Corp.	86		1,268
Kurita Water Industries Ltd.	9		310
Kyocera Corp.	27		1,389
Kyowa Kirin Co. Ltd.	23		398
Lasertec Corp.	6		995
Lixil Corp.	24		284
M3, Inc.	38		682
Makita Corp.	19		471
Marubeni Corp.	123		1,916
MatsukiyoCocokara & Co.	29		527
Mazda Motor Corp.	48		550
McDonald’s Holdings Co. Japan Ltd.	7		283
MEIJI Holdings Co. Ltd.	20		497
MINEBEA MITSUMI, Inc.	31		503
MISUMI Group, Inc.	24		377
Mitsubishi Chemical Group Corp.	109		687
Mitsubishi Corp.	98		4,665
Mitsubishi Electric Corp.	165		2,032
Mitsubishi Estate Co. Ltd.	96		1,250
Mitsubishi HC Capital, Inc.	69		458
Mitsubishi Heavy Industries Ltd.	27		1,528
Mitsubishi UFJ Financial Group, Inc.	972		8,239

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mitsui & Co. Ltd.	112		4,055
Mitsui Chemicals, Inc.	15		376
Mitsui Fudosan Co. Ltd.	76		1,667
Mitsui OSK Lines Ltd.	29		805
Mizuho Financial Group, Inc.	205		3,486
MonotaRO Co. Ltd.	21		228
MS&AD Insurance Group Holdings, Inc.	37		1,336
Murata Manufacturing Co. Ltd.	147		2,676
NEC Corp.	21		1,154
Nexon Co. Ltd.	29		522
NGK Insulators Ltd.	20		265
Nidec Corp.	36		1,639
Nintendo Co. Ltd.	88		3,673
Nippon Building Fund, Inc.	—	(h)	526
NIPPON EXPRESS HOLDINGS, Inc.	6		323
Nippon Paint Holdings Co. Ltd.	81		541
Nippon Prologis REIT, Inc.	—	(h)	362
Nippon Sanso Holdings Corp.	15		348
Nippon Steel Corp.	73		1,706
Nippon Telegraph & Telephone Corp.	2,544		3,011
Nippon Yusen KK	41		1,072
Nissan Chemical Corp.	11		459
Nissan Motor Co. Ltd.	198		872
Nissin Foods Holdings Co. Ltd.	5		432
Nitori Holdings Co. Ltd.	7		758
Nitto Denko Corp.	12		793
Nomura Holdings, Inc.	256		1,024
Nomura Real Estate Holdings, Inc.	9		236
Nomura Real Estate Master Fund, Inc.	—	(h)	404
Nomura Research Institute Ltd.	33		853
NTT Data Group Corp.	54		720
Obayashi Corp.	55		486
Obic Co. Ltd.	6		909
Odakyu Electric Railway Co. Ltd.	27		397
Oji Holdings Corp.	73		309
Olympus Corp.	108		1,400
Omron Corp.	15		663
Ono Pharmaceutical Co. Ltd.	33		633
Open House Group Co. Ltd.	7		227
Oracle Corp. Japan	3		244
Oriental Land Co. Ltd.	93		3,048
ORIX Corp.	100		1,863
Osaka Gas Co. Ltd.	32		525
Otsuka Corp.	10		410
Otsuka Holdings Co. Ltd.	33		1,179
Pan Pacific International Holdings Corp.	32		680
Panasonic Holdings Corp.	188		2,122

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Persol Holdings Co. Ltd.	159	258
Rakuten Group, Inc.	127	523
Recruit Holdings Co. Ltd.	123	3,757
Renesas Electronics Corp. (a)	108	1,656
Resona Holdings, Inc.	182	1,007
Ricoh Co. Ltd.	47	402
Rohm Co. Ltd.	30	564
SBI Holdings, Inc.	21	438
SCSK Corp.	13	230
Secom Co. Ltd.	18	1,214
Seiko Epson Corp.	25	385
Sekisui Chemical Co. Ltd.	33	470
Sekisui House Ltd.	51	1,011
Seven & i Holdings Co. Ltd.	64	2,510
SG Holdings Co. Ltd.	27	349
Sharp Corp.	22	138
Shimadzu Corp.	20	536
Shimano, Inc.	7	883
Shimizu Corp.	48	330
Shin-Etsu Chemical Co. Ltd.	155	4,505
Shionogi & Co. Ltd.	22	990
Shiseido Co. Ltd.	34	1,191
Shizuoka Financial Group, Inc.	40	325
SMC Corp.	5	2,152
SoftBank Corp.	245	2,768
SoftBank Group Corp.	88	3,686
Sompo Holdings, Inc.	25	1,076
Sony Group Corp.	107	8,774
Square Enix Holdings Co. Ltd.	7	250
Subaru Corp.	52	1,019
SUMCO Corp.	30	388
Sumitomo Chemical Co. Ltd.	120	326
Sumitomo Corp.	89	1,776
Sumitomo Electric Industries Ltd.	61	734
Sumitomo Metal Mining Co. Ltd.	21	617
Sumitomo Mitsui Financial Group, Inc.	108	5,311
Sumitomo Mitsui Trust Holdings, Inc.	28	1,054
Sumitomo Realty & Development Co. Ltd.	24	631
Suntory Beverage & Food Ltd.	12	362
Suzuki Motor Corp.	31	1,259
Sysmex Corp.	14	675
T&D Holdings, Inc.	43	701
Taisei Corp.	14	507
Takeda Pharmaceutical Co. Ltd.	135	4,178
TDK Corp.	33	1,224
Terumo Corp.	57	1,514
TIS, Inc.	19	413

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Tobu Railway Co. Ltd.	16	414
Toho Co. Ltd.	10	327
Tokio Marine Holdings, Inc.	153	3,549
Tokyo Electric Power Co. Holdings, Inc. (a)	130	580
Tokyo Electron Ltd.	40	5,491
Tokyo Gas Co. Ltd.	33	755
Tokyu Corp.	43	491
TOPPAN INC	21	502
Toray Industries, Inc.	118	614
Toshiba Corp. (a)	8	240
Tosoh Corp.	22	283
TOTO Ltd.	11	292
Toyota Industries Corp.	13	984
Toyota Motor Corp.	903	16,197
Toyota Tsusho Corp.	18	1,065
Trend Micro, Inc.	11	432
Unicharm Corp.	34	1,213
USS Co. Ltd.	18	291
Welcia Holdings Co. Ltd.	8	140
West Japan Railway Co.	19	774
Yakult Honsha Co. Ltd.	22	534
Yamaha Corp.	12	328
Yamaha Motor Co. Ltd.	25	665
Yamato Holdings Co. Ltd.	23	368
Yaskawa Electric Corp.	21	738
Yokogawa Electric Corp.	20	376
Z Holdings Corp.	228	631
Zensho Holdings Co. Ltd.	8	343
ZOZO, Inc.	12	218

		287,312

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	58	1,474

Luxembourg — 0.2%
ArcelorMittal SA	353	8,836
Eurofins Scientific SE	7	410
Tenaris SA	26	405

		9,651

Macau — 0.0% (g)
Sands China Ltd. (a)	308	937

Netherlands — 8.0%
ABN AMRO Bank NV, CVA, GDR (e)	149	2,103
Adyen NV (a) (e)	8	5,894
Aegon NV	619	2,984
Akzo Nobel NV	9	671
Argenx SE (a)	3	1,468

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Netherlands — continued
ASM International NV	40	16,562
ASML Holding NV	341	200,574
ASR Nederland NV	58	2,187
BE Semiconductor Industries NV	65	6,385
Euronext NV (e)	32	2,194
EXOR NV	40	3,517
Heineken Holding NV	148	11,151
Heineken NV	329	29,010
IMCD NV	20	2,522
ING Groep NV	1,327	17,496
JDE Peet’s NV	71	1,977
Koninklijke Ahold Delhaize NV	52	1,571
Koninklijke KPN NV	172	567
Koninklijke Philips NV	50	994
NN Group NV	92	2,947
OCI NV	6	158
Prosus NV (a)	82	2,417
QIAGEN NV (a)	12	491
Randstad NV	39	2,146
Stellantis NV	119	2,273
Universal Music Group NV	44	1,147
Wolters Kluwer NV	90	10,930

		332,336

New Zealand — 0.1%
Auckland International Airport Ltd. (a)	158	749
Fisher & Paykel Healthcare Corp. Ltd.	74	950
Mercury NZ Ltd.	86	314
Meridian Energy Ltd.	162	499
Spark New Zealand Ltd.	232	669
Xero Ltd. (a)	18	1,309

		4,490

Norway — 0.9%
Adevinta ASA, Class B (a)	15	152
Aker BP ASA	17	470
DNB Bank ASA	340	6,827
Equinor ASA	347	11,377
Gjensidige Forsikring ASA	73	1,071
Kongsberg Gruppen ASA	31	1,269
Mowi ASA	249	4,402
Norsk Hydro ASA	915	5,729
Orkla ASA	427	3,186
Salmar ASA	41	2,062
Telenor ASA	38	432
Yara International ASA	9	345

		37,322

Portugal — 0.2%
EDP - Energias de Portugal SA	1,356	5,639
Galp Energia SGPS SA	190	2,817
Jeronimo Martins SGPS SA	15	346

		8,802

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Singapore — 0.7%
CapitaLand Ascendas REIT	461	925
CapitaLand Integrated Commercial Trust	665	897
CapitaLand Investment Ltd.	327	739
City Developments Ltd.	63	305
DBS Group Holdings Ltd.	228	5,587
Genting Singapore Ltd.	767	473
Grab Holdings Ltd., Class A (a)	239	848
Jardine Cycle & Carriage Ltd.	12	275
Keppel Corp. Ltd.	186	923
Mapletree Logistics Trust	439	538
Mapletree Pan Asia Commercial Trust	314	327
Oversea-Chinese Banking Corp. Ltd.	425	3,978
Sea Ltd., ADR (a)	46	2,022
Sembcorp Industries Ltd.	113	419
Seatrium Ltd. (a)	5,680	555
Singapore Airlines Ltd.	189	891
Singapore Exchange Ltd.	100	711
Singapore Technologies Engineering Ltd.	190	543
Singapore Telecommunications Ltd.	1,044	1,848
United Overseas Bank Ltd.	159	3,308
UOL Group Ltd.	63	294
Wilmar International Ltd.	241	655

		27,061

Spain — 2.7%
Acciona SA	11	1,400
ACS Actividades de Construccion y Servicios SA	77	2,757
Aena SME SA (e)	26	3,977
Amadeus IT Group SA (a)	24	1,479
Banco Bilbao Vizcaya Argentaria SA	2,188	17,705
Banco Santander SA	5,935	22,602
CaixaBank SA	1,515	6,034
Cellnex Telecom SA (e)	31	1,072
Corp. ACCIONA Energias Renovables SA	31	795
EDP Renovaveis SA	130	2,126
Enagas SA	62	1,020
Endesa SA	145	2,953
Ferrovial SE	179	5,462
Grifols SA (a)	17	221
Iberdrola SA	2,589	28,961
Industria de Diseno Textil SA	59	2,178
Naturgy Energy Group SA	60	1,635
Redeia Corp. SA	107	1,676
Repsol SA	492	8,101
Telefonica SA	278	1,135

		113,289

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 2.9%
Alfa Laval AB	102	3,479
Assa Abloy AB, Class B	351	7,624
Atlas Copco AB, Class A	940	12,624
Atlas Copco AB, Class B	547	6,401
Beijer Ref AB, Class B	137	1,439
Boliden AB	189	5,415
Epiroc AB, Class A	231	4,378
Epiroc AB, Class B	137	2,195
EQT AB	131	2,574
Essity AB, Class B	33	717
Evolution AB (e)	10	992
Fastighets AB Balder, Class B (a)	35	155
Getinge AB, Class B	12	205
H & M Hennes & Mauritz AB, Class B	35	499
Hexagon AB, Class B	112	949
Holmen AB, Class B	5	186
Husqvarna AB, Class B	125	953
Industrivarden AB, Class A	47	1,249
Industrivarden AB, Class C	56	1,484
Indutrade AB	96	1,782
Investment AB Latour, Class B	52	916
Investor AB, Class B	634	12,139
L E Lundbergforetagen AB, Class B	27	1,144
Lifco AB, Class B	81	1,414
Nibe Industrier AB, Class B	532	3,477
Saab AB, Class B	28	1,440
Sagax AB, Class B	11	209
Sandvik AB	374	6,877
Securitas AB, Class B	170	1,344
Skandinaviska Enskilda Banken AB, Class A	581	6,930
Skanska AB, Class B	120	1,972
SKF AB, Class B	120	1,994
Svenska Cellulosa AB SCA, Class B	33	450
Svenska Handelsbanken AB, Class A	534	4,752
Swedbank AB, Class A	312	5,734
Swedish Orphan Biovitrum AB (a)	11	230
Tele2 AB, Class B	27	208
Telefonaktiebolaget LM Ericsson, Class B	159	774
Telia Co. AB	125	258
Volvo AB, Class A	69	1,435
Volvo AB, Class B	529	10,895
Volvo Car AB, Class B (a)	34	137

		120,029

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — 16.1%
ABB Ltd. (Registered)	561		20,014
Adecco Group AG (Registered)	56		2,306
Alcon, Inc.	27		2,069
Bachem Holding AG, Class B	2		130
Baloise Holding AG (Registered)	17		2,438
Banque Cantonale Vaudoise (Registered)	11		1,154
Barry Callebaut AG (Registered)	3		4,807
BKW AG	9		1,603
Chocoladefabriken Lindt & Spruengli AG	1		19,184
Cie Financiere Richemont SA (Registered), Class A	323		39,339
Clariant AG (Registered) (a)	11		173
Coca-Cola HBC AG (a)	253		6,911
DSM-Firmenich AG	10		851
Dufry AG (Registered) (a)	5		190
EMS-Chemie Holding AG (Registered)	—	(h)	268
Geberit AG (Registered)	12		5,839
Givaudan SA (Registered)	—	(h)	1,621
Glencore plc	7,257		41,324
Helvetia Holding AG (Registered)	14		1,911
Holcim AG (a)	28		1,790
Julius Baer Group Ltd.	76		4,845
Kuehne + Nagel International AG (Registered)	19		5,420
Logitech International SA (Registered)	9		603
Lonza Group AG (Registered)	4		1,848
Nestle SA (Registered)	2,264		256,273
Novartis AG (Registered)	711		72,662
Partners Group Holding AG	8		9,330
Roche Holding AG	255		69,838
Schindler Holding AG	14		2,834
Schindler Holding AG (Registered)	8		1,577
SGS SA (Registered)	52		4,399
SIG Group AG (a)	17		408
Sika AG (Registered)	8		1,989
Sonova Holding AG (Registered)	3		650
Straumann Holding AG (Registered)	6		767
Swatch Group AG (The)	18		4,591
Swatch Group AG (The) (Registered)	32		1,578
Swiss Life Holding AG (Registered)	11		6,741
Swiss Prime Site AG (Registered)	4		383
Swiss Re AG	111		11,360
Swisscom AG (Registered)	1		835
Temenos AG (Registered)	3		228
UBS Group AG (Registered)	1,206		29,711
VAT Group AG (e)	9		3,381
Zurich Insurance Group AG	55		25,247

			671,420

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — 1.7%
ASE Technology Holding Co. Ltd.	448	1,529
eMemory Technology, Inc.	9	565
Global Unichip Corp.	13	554
Globalwafers Co. Ltd.	31	437
MediaTek, Inc.	223	5,098
Nanya Technology Corp.	178	363
Novatek Microelectronics Corp.	85	1,116
Powerchip Semiconductor Manufacturing Corp.	447	369
Realtek Semiconductor Corp.	71	872
Taiwan Semiconductor Manufacturing Co. Ltd.	3,598	58,670
United Microelectronics Corp.	1,648	2,314
Vanguard International Semiconductor Corp.	127	268
Winbond Electronics Corp.	419	329

		72,484

United Arab Emirates — –%
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 16.1%
3i Group plc	356	8,970
abrdn plc	705	1,332
Admiral Group plc	78	2,257
Anglo American plc	876	24,054
Ashtead Group plc	154	9,314
Associated British Foods plc	197	4,951
AstraZeneca plc	538	72,565
Auto Trader Group plc (e)	50	378
Aviva plc	1,005	4,755
BAE Systems plc	1,069	12,986
Barclays plc	5,705	10,996
Barratt Developments plc	50	268
Berkeley Group Holdings plc	5	274
BP plc	6,686	43,101
British American Tobacco plc	114	3,579
BT Group plc, Class A	354	502
Bunzl plc	118	4,211
Burberry Group plc	233	5,408
Centrica plc	303	570
CNH Industrial NV	358	4,342
Coca-Cola Europacific Partners plc	236	14,757
Compass Group plc	93	2,264
Croda International plc	7	448
Diageo plc	2,568	94,671
Endeavour Mining plc	127	2,456
Entain plc	34	389
GSK plc	1,421	25,719
Haleon plc	298	1,234
Halma plc	20	480

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Hargreaves Lansdown plc	129	1,218
HSBC Holdings plc	7,250	56,730
Imperial Brands plc	46	930
Informa plc	74	673
InterContinental Hotels Group plc	9	679
Intertek Group plc	56	2,821
J Sainsbury plc	92	283
JD Sports Fashion plc	132	240
Johnson Matthey plc	9	185
Kingfisher plc	99	268
Land Securities Group plc	39	282
Legal & General Group plc	2,194	5,921
Lloyds Banking Group plc	23,593	12,679
London Stock Exchange Group plc	156	15,586
M&G plc	828	1,983
Melrose Industries plc	471	2,683
Mondi plc	26	439
National Grid plc	198	2,362
NatWest Group plc	2,130	6,092
Next plc	7	578
Ocado Group plc (a)	32	232
Pearson plc	35	373
Persimmon plc	16	213
Phoenix Group Holdings plc	277	1,626
Reckitt Benckiser Group plc	38	2,715
RELX plc	664	22,395
Rentokil Initial plc	883	6,558
Rio Tinto plc	776	48,709
Rolls-Royce Holdings plc (a)	2,954	7,916
Sage Group plc (The)	54	653
Schroders plc	299	1,476
Segro plc	62	538
Severn Trent plc	14	395
Shell plc	2,584	81,882
Smith & Nephew plc	46	575
Smiths Group plc	123	2,416
Spirax-Sarco Engineering plc	26	3,003
SSE plc	59	1,164
St James’s Place plc	202	2,039
Standard Chartered plc	871	8,010
Taylor Wimpey plc	199	283
Tesco plc	381	1,224
Unilever plc	135	6,675
United Utilities Group plc	37	426
Vodafone Group plc	1,234	1,156
Whitbread plc	11	457
Wise plc, Class A (a)	227	1,893
WPP plc	57	511

		675,376

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES			VALUE ($)

Common Stocks — continued
United States — 0.0% (g)
Parade Technologies Ltd.		11		337
Brookfield Renewable Corp., Class A		3		77

				414

Total Common Stocks (Cost $3,856,278)				4,110,166

Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG		3		281
Dr Ing hc F Porsche AG (e)		6		565
Henkel AG & Co. KGaA		9		637
Porsche Automobil Holding SE		8		406
Sartorius AG		1		476
Volkswagen AG		11		1,281

Total Preferred Stocks (Cost $4,045)				3,646

	NUMBER OF WARRANTS
Warrant — –%
Canada — –%
Constellation Software, Inc., expiring 03/31/2040 (a) (bb) (cc)		—	(h)
(Cost $0)				—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 1.2%
Time Deposits — 1.2%
Australia & New Zealand Banking Group Ltd.,
2.51%, 10/02/2023	AUD	2,638		1,696
4.68%, 10/02/2023		1,434		1,434
Brown Brothers Harriman,
2.50%, 10/02/2023	DKK	7,807		1,107
2.60%, 10/02/2023	SGD	274		201
2.81%, 10/02/2023	SEK	9,267		848
3.03%, 10/02/2023	NOK	2,028		189
3.50%, 10/02/2023	NZD	54		32
3.80%, 10/03/2023	CAD	99		73
4.13%, 10/03/2023	HKD	5,737		733
Citibank NA,
2.81%, 10/02/2023	EUR	3,998		4,227
4.68%, 10/02/2023		4,525		4,525
Royal Bank of Canada,
3.80%, 10/03/2023	CAD	133		98
4.68%, 10/02/2023		2,607		2,607

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)
Short-Term Investments — continued
Time Deposits — continued
Skandinaviska Enskilda Banken AB,
0.55%, 10/02/2023	CHF	3,574		3,904
2.81%, 10/02/2023	EUR	11,650		12,317
4.17%, 10/02/2023	GBP	4,724		5,764
4.68%, 10/02/2023		5,050		5,050
Sumitomo Mitsui Banking Corp.,
(0.38%), 10/02/2023	JPY	215,573		1,442
4.68%, 10/02/2023		—	(h)	—	(h)
Sumitomo Mitsui Trust Bank Ltd., 4.68%, 10/02/2023		3,680		3,680

Total Short-Term Investments (Cost $49,927)				49,927

Total Investments — 99.7% (Cost - $3,910,250) *				4,163,739
Other Assets in Excess of Liabilities — 0.3%				12,651

NET ASSETS — 100.0%				$4,176,390

Percentages indicated are based on net assets

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2023:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
ASX SPI 200 Index	20	12/2023	AUD	2,328	(51)
Euro STOXX 50 Index	485	12/2023	EUR	21,637	(80)
FTSE 100 Index	117	12/2023	GBP	10,820	131
S&P Toronto Stock Exchange 60 Index	1	12/2023	CAD	178	(5)
SGX FTSE Taiwan Index	12	10/2023	USD	679	5
SGX MSCI Singapore Index	47	10/2023	SGD	965	17
TOPIX Index	20	12/2023	JPY	3,148	(38)

Total unrealized appreciation (depreciation)					(21)

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	10.5%
Banks	10.1%
Semiconductors	8.9%
Food	8.2%
Beverages	6.8%
Oil & Gas	5.8%
Insurance	5.1%
Apparel	5.1%
Software	4.2%
Mining	3.9%
Electric	3.0%
Commercial Services	2.3%
Aerospace / Defense	2.1%
Retail	1.9%
Diversified Financial Services	1.4%
Transportation	1.3%
Auto Manufacturers	1.3%
Machinery - Diversified	1.2%
Miscellaneous Manufacturers	1.2%
Engineering & Construction	1.2%
Electrical Components & Equipment	1.1%
Others (Each less than 1.0%)	12.2%
Short-Term Investments	1.2%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interests
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 –  Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 –  Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	74,638	—	—	74,638
Communications	1,507,481	—	—	1,507,481
Consumer Cyclical	458,385	—	—	458,385
Consumer Non-cyclical	1,796,284	—	—	1,796,284
Energy	549,544	—	—	549,544
Financial	856,551	—	—	856,551
Industrial	719,196	—	—	719,196
Technology	2,493,014	—	—	2,493,014
Utilities	211,917	—	—	211,917

Total Common Stocks	8,667,010	—	—	8,667,010

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	87,819	—	87,819

Total Investments in Securities	$8,667,010	$87,819	$—	$8,754,829

Appreciation in Other Financial Instruments
Futures contracts	$5	$—	$—	$5
Depreciation in Other Financial Instruments
Futures contracts	$(1,458)	$—	$—	$(1,458)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	—	132,854	—	132,854
Austria	—	11,598	—	11,598
Belgium	1,870	72,854	—	74,724
Canada	41,966	—	—	41,966
Chile	—	4,723	—	4,723
China	—	446	—	446
Denmark	—	163,795	—	163,795
Finland	—	37,111	—	37,111
France	—	624,106	—	624,106
Germany	—	450,413	—	450,413
Hong Kong	402	51,989	—	52,391
Ireland	3,825	35,852	—	39,677
Italy	—	113,965	—	113,965
Japan	283	287,029	—	287,312
Jordan	—	1,474	—	1,474
Luxembourg	—	9,651	—	9,651
Macau	—	937	—	937
Netherlands	1,977	330,359	—	332,336
New Zealand	749	3,741	—	4,490
Norway	—	37,322	—	37,322
Portugal	—	8,802	—	8,802
Singapore	2,870	24,191	—	27,061
Spain	—	113,289	—	113,289
Sweden	—	120,029	—	120,029
Switzerland	—	671,420	—	671,420
Taiwan	—	72,484	—	72,484
United Arab Emirates	—	—	—	—
United Kingdom	15,152	660,224	—	675,376
United States	77	337	—	414

Total Common Stocks	69,171	4,040,995	—	4,110,166

Preferred Stocks
Germany	—	3,646	—	3,646
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	49,927	—	49,927

Total Investments in Securities	$69,171	$4,094,568	$—	$4,163,739

Appreciation in Other Financial Instruments
Futures contracts	$153	$—	$—	$153
Depreciation in Other Financial Instruments
Futures contracts	$(174)	$—	$—	$(174)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2023 (Unaudited) (continued)

amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.